COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Rental expenses for operating Lease	$ 33,769	$ 14,302	$ 12,915
Unrecognized Tax benefits	70,296	$ 50,983	$ 24,756	$ 15,336
Total capital commitments contracted	$ 126,921